4. Stockholders' Equity	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Notes
4. Stockholders' Equity

4.   Stockholders’ Equity

Common Stock

The Company has 400,000,000 shares of Common Stock authorized with a par value of $0.0001 per share and 50,000,000 shares of Preferred Stock authorized, with a par value of $0.0001 per share. As of June 30, 2018 there were 8,886,416 common shares outstanding and no shares of Preferred Stock are outstanding.

Effective May 15, 2018, 3,000,000 shares of common stock were offered and sold to Corby Marshall (Director, CFO and CEO of the Company), at a purchase price of $0.0001 per share.

Effective May 22, 2018, 2,362,500 shares of common stock were offered and sold to 14 investors at a purchase price of $0.01 per share. This included 1,250,000 shares to directors of the Company.

Effective June 1, 2018, 612,500 shares of common stock were offered and sold to 9 investors at a purchase price of $0.05 per share.

Effective June 15, 2018, 2,438,666 shares of common stock were offered and sold to 12 investors at a purchase price of $0.15 per share and include the option to purchase up to 9,754,644 shares via warrants at various exercise prices between $0.30 and $2.00.

Effective June 29, 2018, 472,750 shares of common stock were offered and sold to 29 investors at a purchase price of $0.50 per share and include the option to purchase up to 1,891,000 shares via warrants at exercise prices of $1.00 and $2.00.

Stock Purchase Warrants

As of June 30, 2018 there were warrants outstanding to acquire additional shares of stock that would have a dilutive effect on current shares outstanding, the warrants outstanding have been disclosed below:

Number of Warrants Outstanding	Exercise Price	Value
2,438,666	$0.30	$1,048,065
2,438,666	$0.50	$995,440
3,384,166	$1.00	$1,261,276
3,384,166	$2.00	$1,227,074

Stock purchased at $0.15 per share include the option to purchase warrants with an exercise price of $0.30, $0.50, $1.00 and $2.00. The warrants with an exercise price of $0.30, $0.50 and $1.00 are exercisable for one year from the initial investment for one share of the Company’s common stock and the warrants with an exercise price of $2.00 are exercisable for 2 years from the initial investment for one share of the Company’s common stock.

Stock purchased at $0.50 per share include the option to purchase warrants with an exercise price of $1.00 and $2.00. The warrants with an exercise price of $1.00 are exercisable for one year from the initial investment for two shares of the Company’s common stock and the warrants with an exercise price of $2.00 are exercisable for 2 years from the initial investment for two shares of the Company’s common stock.

4.   Stockholders’ Equity (continued)

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	1.0 to 2.0 years
Volatility:	265%*
Dividend yield:	0%**
Risk free interest rate:	2.33% to 2.52%***

* The volatility is based on the average volatility rate of three similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant

All warrants were granted during the year ended June 30, 2018 and there were no warrants forfeited or exercised during the period.

4.   Stockholders’ Equity

Common Stock

The Company has 400,000,000 shares of Common Stock authorized with a par value of $0.0001 per share and 50,000,000 shares of Preferred Stock authorized, with a par value of $0.0001 per share. As of September 30, 2018 and as of June 30, 2018 there were 8,886,416 common shares outstanding and no shares of Preferred Stock are outstanding.

Effective May 15, 2018, 3,000,000 shares of common stock were offered and sold to Corby Marshall (Director, CFO and CEO of the Company), at a purchase price of $0.0001 per share.

Effective May 22, 2018, 2,362,500 shares of common stock were offered and sold to 14 investors at a purchase price of $0.01 per share. This included 1,250,000 shares to directors of the Company.

Effective June 1, 2018, 612,500 shares of common stock were offered and sold to 9 investors at a purchase price of $0.05 per share.

Effective June 15, 2018, 2,438,666 shares of common stock were offered and sold to 12 investors at a purchase price of $0.15 per share and include the option to purchase up to 9,754,644 shares via warrants at various exercise prices between $0.30 and $2.00.

Effective June 29, 2018, 472,750 shares of common stock were offered and sold to 29 investors at a purchase price of $0.50 per share and include the option to purchase up to 1,891,000 shares via warrants at exercise prices of $1.00 and $2.00.